Capital Stock (Details 5) - Years	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (in years)	4.5
Risk free interest rate	1.71%
Dividend yield
Expected volatility	80.44%
Class D warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (in years)		4.0	2.0
Risk free interest rate		0.85%	0.63%
Dividend yield		0.00%	0.00%
Expected volatility		120.40%	133.93%